UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       ---------------

COMMON STOCKS+ - 102.6%

            AEROSPACE & DEFENSE - 5.8%
   246,700  Honeywell International Inc. ......................  $   10,551,359
   204,300  United Technologies Corp. .........................      11,843,271
                                                                 ---------------
                                                                     22,394,630
                                                                 ---------------
            AIR FREIGHT & LOGISTICS - 3.0%
   101,500  FedEx Corp. .......................................      11,463,410
                                                                 ---------------
            BIOTECHNOLOGY - 3.6%
    86,300  Amgen, Inc.* ......................................       6,278,325
    87,500  Genentech, Inc.* ..................................       7,394,625
                                                                 ---------------
                                                                     13,672,950
                                                                 ---------------
            CAPITAL MARKETS - 12.7%
    63,900  Bear Stearns Companies (The), Inc. ................       8,862,930
    98,400  Goldman Sachs Group (The), Inc. ...................      15,444,864
    56,700  Legg Mason, Inc. ..................................       7,106,211
   120,100  Lehman Brothers Holdings, Inc. ....................      17,358,053
                                                                 ---------------
                                                                     48,772,058
                                                                 ---------------
            COMMERCIAL BANKS - 6.4%
   287,900  Bank of America Corp. .............................      13,110,966
   204,600  Wachovia Corp. ....................................      11,467,830
                                                                 ---------------
                                                                     24,578,796
                                                                 ---------------
            COMMUNICATIONS EQUIPMENT - 8.2%
   207,700  Corning Inc.* .....................................       5,589,207
   582,200  Motorola, Inc. ....................................      13,338,202
   251,700  QUALCOMM, Inc. ....................................      12,738,537
                                                                 ---------------
                                                                     31,665,946
                                                                 ---------------
            COMPUTERS & PERIPHERALS - 2.8%
   170,400  Apple Computer, Inc.* .............................      10,687,488
                                                                 ---------------
            DIVERSIFIED FINANCIAL SERVICES - 1.4%
    97,700  CIT Group, Inc. ...................................       5,228,904
                                                                 ---------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
   196,900  Verizon Communications, Inc. ......................       6,706,414
                                                                 ---------------
            ENERGY EQUIPMENT & SERVICES - 4.8%
    50,800  Baker Hughes Inc. .................................       3,474,720
   177,700  BJ Services Company ...............................       6,148,420
    68,300  Schlumberger Ltd. .................................       8,644,731
                                                                 ---------------
                                                                     18,267,871
                                                                 ---------------
            FOOD & STAPLES RETAILING - 3.1%
   394,000  CVS Corp. .........................................      11,768,780
                                                                 ---------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
   104,000  Medtronic, Inc. ...................................       5,278,000
   130,500  Zimmer Holdings, Inc.* ............................       8,821,800
                                                                 ---------------
                                                                     14,099,800
                                                                 ---------------


                See Notes to Quarterly Portfolio of Investment            Page 1

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       --------------

COMMON STOCKS+ - CONTINUED

            HEALTH CARE PROVIDERS & SERVICES - 6.5%
   127,050  Coventry Health Care, Inc.* .......................  $    6,858,159
   128,000  Quest Diagnostics, Inc. ...........................       6,566,400
   208,100  UnitedHealth Group, Inc. ..........................      11,624,466
                                                                 ---------------
                                                                     25,049,025
                                                                 ---------------
            HOTELS, RESTAURANTS & LEISURE - 4.8%
   121,200  Harrah's Entertainment, Inc. ......................       9,448,752
   208,700  MGM MIRAGE* .......................................       8,992,883
                                                                 ---------------
                                                                     18,441,635
                                                                 ---------------
            HOUSEHOLD DURABLES - 3.3%
    74,700  Centex Corp. ......................................       4,630,653
   134,300  Lennar Corp., Class A .............................       8,109,034
                                                                 ---------------
                                                                     12,739,687
                                                                 ---------------
            HOUSEHOLD PRODUCTS - 2.6%
   173,800  Procter & Gamble (The) Company ....................      10,014,356
                                                                 ---------------
            INDUSTRIAL CONGLOMERATES - 1.9%
   216,200  General Electric Company ..........................       7,519,436
                                                                 ---------------
            MACHINERY - 3.0%
   159,000  Caterpillar, Inc. .................................      11,417,790
                                                                 ---------------
            MULTILINE RETAIL - 1.1%
    58,200  Federated Department Stores, Inc. .................       4,248,600
                                                                 ---------------
            OIL, GAS & CONSUMABLE FUELS - 4.1%
   105,000  Chevron Corp. .....................................       6,086,850
   162,600  Valero Energy Corp. ...............................       9,720,228
                                                                 ---------------
                                                                     15,807,078
                                                                 ---------------
            PHARMACEUTICALS - 2.1%
   320,600  Pfizer, Inc. ......................................       7,989,352
                                                                 ---------------
            ROAD & RAIL - 2.1%
    96,100  Burlington Northern Santa Fe Corp. ................       8,008,013
                                                                 ---------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
   125,500  Broadcom Corp., Class A* ..........................       5,416,580
   141,200  Intel Corp. .......................................       2,732,220
   377,100  Texas Instruments Inc. ............................      12,244,437
                                                                 ---------------
                                                                     20,393,237
                                                                 ---------------
            SOFTWARE - 2.7%
   622,400  BEA Systems, Inc.* ................................       8,172,112
   132,800  Symantec Corp.* ...................................       2,235,024
                                                                 ---------------
                                                                     10,407,136
                                                                 ---------------
            SPECIALTY RETAIL - 2.7%
   162,400  Lowe's Companies, Inc. ............................      10,465,056
                                                                 ---------------


Page 2          See Notes to Quarterly Portfolio of Investment

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                       --------------

COMMON STOCKS+ - CONTINUED

            WIRELESS TELECOMMUNICATION SERVICES - 3.2%
   191,300  ALLTEL Corp. ......................................  $   12,386,675
                                                                 ---------------
            TOTAL COMMON STOCKS+ ..............................     394,194,123
                                                                 ---------------
            (Cost $392,948,070)

            TOTAL INVESTMENTS - 102.6% ........................     394,194,123
            (Cost $392,948,070)**

            CALL OPTIONS WRITTEN - (2.9)% .....................     (10,973,208)
            (Premiums received $11,015,422)

            NET OTHER ASSETS & LIABILITIES - 0.3% .............       1,257,243
                                                                 ---------------
            NET ASSETS - 100.0% ...............................  $  384,478,158
                                                                 ===============

________________________________________________________________________________

*     Non-income producing security.

**    Aggregate cost for federal income tax and financial reporting purposes.

+ Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.




NUMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
----------                                                       --------------
CALL OPTIONS WRITTEN - (2.9)%

            ALLTEL Corp. Call
     1,835  @ 70 due Apr 06 ...................................         (27,525)
                                                                 ---------------

            Amgen, Inc. Calls
       692  @ 75 due Apr 06 ...................................         (65,740)
       171  @ 80 due Jul 06 ...................................         (21,375)
                                                                 ---------------
                                                                        (87,115)
                                                                 ---------------
            Apple Computer, Inc. Calls
     1,519  @ 65 due Apr 06 ...................................        (318,990)
        56  @ 67.5 due Apr 06 .................................          (7,000)
        75  @ 70 due Jul 06 ...................................         (24,000)
                                                                 ---------------
                                                                       (349,990)
                                                                 ---------------
            Baker Hughes Inc. Call
       508  @ 70 due Apr 06 ...................................         (68,580)
                                                                 ---------------
            Bank of America Corp. Calls
       142  @ 47.5 due Apr 06 .................................          (1,420)
     2,531  @ 47.5 due Jun 06 .................................         (75,930)
       206  @ 50 due May 06 ...................................          (1,030)
                                                                 ---------------
                                                                        (78,380)
                                                                 ---------------
            BEA Systems, Inc. Calls
     4,551  @ 12.5 due Jun 06 .................................        (523,365)
     1,673  @ 15 due Jan 07 ...................................        (130,494)
                                                                 ---------------
                                                                       (653,859)
                                                                 ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

NUMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
----------                                                       ---------------

CALL OPTIONS WRITTEN - CONTINUED

            Bear Stearns Companies (The), Inc. Calls
       532  @ 140 due May 06 ..................................        (202,160)
       107  @ 140 due Jul 06 ..................................         (70,620)
                                                                 ---------------
                                                                       (272,780)
                                                                 ---------------
            BJ Services Company Calls
     1,280  @ 35 due Apr 06 ...................................        (121,600)
       497  @ 37.5 due May 06 .................................         (37,275)
                                                                 ---------------
                                                                       (158,875)
                                                                 ---------------
            Broadcom Corp., Class A Calls
       566  @ 42.5 due Apr 06 .................................        (135,840)
       294  @ 42.5 due May 06 .................................         (97,020)
       263  @ 46.6 due May 06* ................................         (61,148)
                                                                 ---------------
                                                                       (294,008)
                                                                 ---------------
            Burlington Northern Santa Fe Corp. Call
       961  @ 80 due Jul 06 ...................................        (653,480)
                                                                 ---------------

            Caterpillar, Inc. Calls
     1,471  @ 75 due May 06 ...................................        (220,650)
       119  @ 75 due Aug 06 ...................................         (40,460)
                                                                 ---------------
                                                                       (261,110)
                                                                 ---------------
            Centex Corp. Calls
       686  @ 65 due Apr 06 ...................................         (58,310)
        61  @ 70 due Jul 06 ...................................         (11,590)
                                                                 ---------------
                                                                        (69,900)
                                                                 ---------------
            Chevron Corp. Calls
       817  @ 60 due Apr 06 ...................................         (24,510)
       233  @ 60 due Jun 06 ...................................         (29,125)
                                                                 ---------------
                                                                        (53,635)
                                                                 ---------------
            CIT Group, Inc. Call
       977  @ 55 due Apr 06 ...................................         (43,965)
                                                                 ---------------
            Corning Inc. Calls
       402  @ 25 due May 06 ...................................        (116,580)
     1,675  @ 30 due Aug 06 ...................................        (242,875)
                                                                 ---------------
                                                                       (359,455)
                                                                 ---------------
            Coventry Health Care, Inc. Calls
       848  @ 55 due Apr 06 ...................................         (76,320)
       362  @ 60 due Jul 06 ...................................         (47,060)
                                                                 ---------------
                                                                       (123,380)
                                                                 ---------------
            CVS Corp. Calls
     1,703  @ 30 due Apr 06 ...................................         (93,665)
     2,237  @ 30 due May 06 ...................................        (223,700)
                                                                 ---------------
                                                                       (317,365)
                                                                 ---------------

            Federated Department Stores, Inc. Call
       582  @ 75 due May 06 ...................................  $     (107,670)
                                                                 ---------------
            FedEx Corp. Call
     1,015  @ 115 due Apr 06 ..................................        (126,875)
                                                                 ---------------


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

NUMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
----------                                                       --------------

CALL OPTIONS WRITTEN - CONTINUED

            Genentech, Inc. Calls
       107  @ 85 due Apr 06 ...................................         (25,145)
       731  @ 90 due Jun 06 ...................................        (182,750)
                                                                 ---------------
                                                                       (207,895)
                                                                 ---------------
            General Electric Company Calls
     1,989  @ 35 due Apr 06 ...................................         (89,505)
       173  @ 35 due May 06 ...................................         (12,110)
                                                                 ---------------
                                                                       (101,615)
                                                                 ---------------
            Goldman Sachs Group (The), Inc. Calls
       286  @ 155 due Apr 06 ..................................        (122,980)
       286  @ 155 due May 06 ..................................        (171,600)
       383  @ 155 due Jul 06 ..................................        (329,763)
                                                                 ---------------
                                                                       (624,343)
                                                                 ---------------
            Harrah's Entertainment, Inc. Calls
       695  @ 80 due May 06 ...................................        (111,200)
       517  @ 80 due Aug 06 ...................................        (186,120)
                                                                 ---------------
                                                                       (297,320)
                                                                 ---------------
            Honeywell International Inc. Calls
       127  @ 42.5 due Apr 06 .................................         (13,716)
     2,340  @ 42.5 due Jun 06 .................................        (439,920)
                                                                 ---------------
                                                                       (453,636)
                                                                 ---------------
            Intel Corp. Call
     1,412  @ 20 due Apr 06 ...................................         (63,540)
                                                                 ---------------
            Legg Mason, Inc. Call
       567  @ 135 due May 06 ..................................        (104,895)
                                                                 ---------------
            Lehman Brothers Holdings, Inc. Call
     1,201  @ 145 due Apr 06 ..................................        (336,280)
                                                                 ---------------
            Lennar Corp., Class A Calls
       270  @ 60 due Apr 06 ...................................         (54,000)
     1,073  @ 65 due May 06 ...................................         (91,205)
                                                                 ---------------
                                                                       (145,205)
                                                                 ---------------
            Lowe's Companies, Inc. Calls
     1,083  @ 70 due Apr 06 ...................................         (10,830)
       541  @ 67.5 due May 06 .................................         (51,395)
                                                                 ---------------
                                                                        (62,225)
                                                                 ---------------
            Medtronic, Inc. Calls
       167  @ 55 due Apr 06 ...................................          (1,670)
       503  @ 55 due May 06 ...................................         (10,060)
       370  @ 60 due Aug 06 ...................................          (7,030)
                                                                 ---------------
                                                                        (18,760)
                                                                 ---------------


                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

NUMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
----------                                                       --------------

CALL OPTIONS WRITTEN - CONTINUED

            MGM MIRAGE Calls
       686  @ 40 due Apr 06 ...................................  $     (246,960)
       764  @ 45 due Sep 06 ...................................        (229,200)
       319  @ 42.5 due Jan 07 .................................        (180,235)
       318  @ 45 Due Jan 07 ...................................        (143,100)
                                                                 ---------------
                                                                       (799,495)
                                                                 ---------------
            Motorola, Inc. Call
     5,822  @ 22.5 due Apr 06 .................................        (553,090)
                                                                 ---------------
            Pfizer, Inc. Calls
     1,603  @ 27.5 due Apr 06 .................................          (8,015)
     1,603  @ 27.5 due Jun 06 .................................         (24,045)
                                                                 ---------------
                                                                        (32,060)
                                                                 ---------------
            Procter & Gamble (The) Company Calls
     1,448  @ 60 due Apr 06 ...................................         (21,720)
       265  @ 60 due May 06 ...................................         (15,237)
        25  @ 65 due Oct 06 ...................................          (1,500)
                                                                 ---------------
                                                                        (38,457)
                                                                 ---------------
            QUALCOMM, Inc. Calls
     2,363  @ 50 due Apr 06 ...................................        (425,340)
       154  @ 50 due Jul 06 ...................................         (56,980)
                                                                 ---------------
                                                                       (482,320)
                                                                 ---------------
            Quest Diagnostics, Inc. Call
     1,272  @ 55 due May 06 ...................................         (31,800)
                                                                 ---------------
            Schlumberger Ltd. Call
       683  @ 125 due Apr 06 ..................................        (321,010)
                                                                 ---------------
            Symantec Corp. Call
       878  @ 20 due Apr 06 ...................................          (4,390)
                                                                 ---------------
            Texas Instruments Inc. Call
     3,771  @ 32.5 due Apr 06 .................................        (358,245)
                                                                 ---------------
            United Technologies Corp. Call
     2,043  @ 60 due May 06 ...................................        (132,795)
                                                                 ---------------
            UnitedHealth Group, Inc. Call
     1,936  @ 55 due Apr 06 ...................................        (396,880)
                                                                 ---------------
            Valero Energy Corp. Calls
       225  @ 60 due Apr 06 ...................................         (38,250)
     1,126  @ 60 due May 06 ...................................        (349,060)
       275  @ 55 due Jun 06 ...................................        (192,500)
                                                                 ---------------
                                                                       (579,810)
                                                                 ---------------
            Verizon Communications, Inc. Call
     1,969  @ 35 due Jul 06 ...................................  $     (157,520)
                                                                 ---------------

Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

NUMBER OF                                                            MARKET
CONTRACTS                                                             VALUE
----------                                                       --------------

CALL OPTIONS WRITTEN - CONTINUED

            Wachovia Corp. Calls
       688  @ 57.5 due Apr 06 .................................         (27,520)
     1,358  @ 57.5 due Jul 06 .................................        (196,910)
                                                                 ---------------
                                                                       (224,430)
                                                                 ---------------
            Zimmer Holdings, Inc. Calls
       818  @ 65 due Apr 06 ...................................        (261,760)
       487  @ 70 due May 06 ...................................         (75,485)
                                                                 ---------------
                                                                       (337,245)
                                                                 ---------------
          TOTAL CALL OPTIONS WRITTEN ..........................     (10,973,208)
                                                                 ---------------
          (Premiums received $11,015,422)

________________________________________________________________________________
*  Each call option represents 150 shares of Broadcom Corp.

                See Notes to Quarterly Portfolio of Investments.          Page 7

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same option series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on Fiduciary Asset Management, LLC's ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2006

over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,480,723 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,192,456.

Written option activity for the Fund was as follows:

                                                      NUMBER
                                                        OF
                                                     CONTRACTS       PREMIUMS
                                                     ---------     -------------
Written Options
Options outstanding at December 31, 2005 .......       66,886      $  8,930,333
Stock splits ...................................          604                --
Options written ................................      224,679        34,980,284
Options expired ................................      (35,157)       (1,841,597)
Options closed .................................     (177,645)      (31,053,598)
                                                     --------       -----------
Options outstanding at March 31, 2006 ..........       79,367      $ 11,015,422
                                                     ========      ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.